Share Capital - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions									2 Months Ended	12 Months Ended
	Mar. 01, 2023	Nov. 02, 2022	Aug. 31, 2022	Aug. 03, 2022	Mar. 02, 2022	Nov. 03, 2021	Mar. 03, 2021	Mar. 02, 2021	Feb. 28, 2023	Mar. 10, 2023	Dec. 31, 2022	Mar. 08, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend increase percentage	6.00%	13.00%			28.00%	25.00%	11.00%
Dividend declared (in CAD per share)	$ 0.90	$ 0.85		$ 1.50	$ 0.75	$ 0.5875	$ 0.47	$ 0.425
Dividends paid, ordinary shares (in CAD per share)			$ 1.50
Share repurchase term										12 months
Shares repurchased and retired (in shares)									6,000,000		77,338,200
Weighted average price per share of shares repurchased and retired (in CAD per share)									$ 77.72		$ 72.03
Purchase of common shares under Normal Course Issuer Bid									$ 466		$ 5,571
Normal course issuer bid, percent of issued and outstanding shares	10.00%
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term (in years)											5 years
Shares that may be reserved for issuance as a percentage of common shares outstanding											7.00%
Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchase of common shares under Normal Course Issuer Bid											$ 4,868
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares authorized to be repurchased through Normal Course Issuer Bid (in shares)												101,574,207
Top of range | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term											6 years
Bottom of range | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term											5 years